Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses on other intangible assets	¥ 968	¥ 213